Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock	Statutory reserve	Retained earnings	Accumulative other comprehensive income	Additional paid-in capital	Total
Balance at Sep. 30, 2021	$ 10,000	$ 3,009,476	$ 35,134,800	$ 1,644,411		$ 39,798,687
Balance (in Shares) at Sep. 30, 2021	100,000,000
Shares cancelled by cash refund	$ (5,000)					(5,000)
Shares cancelled by cash refund (in Shares)	(50,000,000)
Net income			14,328,374			14,328,374
Statutory reserve		363,257	(363,257)
Foreign currency translation				(4,514,705)		(4,514,705)
Balance at Sep. 30, 2022	$ 5,000	3,372,733	49,099,917	(2,870,294)		49,607,356
Balance (in Shares) at Sep. 30, 2022	50,000,000
Issuance of ordinary shares-cash	$ 175				6,189,739	6,189,914
Issuance of ordinary shares-cash (in Shares)	1,750,000
Net income			6,549,584			6,549,584
Statutory reserve		89,940	(89,940)
Foreign currency translation				(1,296,096)		(1,296,096)
Balance at Sep. 30, 2023	$ 5,175	$ 3,462,673	$ 55,559,561	$ (4,166,390)	$ 6,189,739	$ 61,050,758
Balance (in Shares) at Sep. 30, 2023	51,750,000